Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance Expenses [Abstract]
Summary of Finance Expenses
(1)	Finance expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Interest expense	￦	1,995,425	1,914,457	2,818,546
Losses on sale of financial assets		648	1,045	1,841
Losses on valuation of financial assets at fair value through profit or loss		7,396	5,480	44,329
Losses on valuation of derivatives		513,278	37,017	371,038
Losses on transaction of derivatives		81,055	40,818	205,162
Losses on foreign currency translation		215,047	1,159,334	934,005
Losses on foreign currency transaction		79,103	83,558	346,711
Losses on repayment of financial liabilities		35	10	15
Others		4,456	4,058	25,144

	￦	2,896,443	3,245,777	4,746,791

Summary of Interest Expenses
(2)	Details of interest expense included in finance expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Trade and other payables	￦	88,757	213,765	204,078
Short-term borrowings		29,358	42,371	145,201
Long-term borrowings		118,678	115,141	204,037
Debt securities		1,805,253	1,728,588	2,388,517
Other financial liabilities		540,867	384,423	472,248

		2,582,913	2,484,288	3,414,081
Less: Capitalized borrowing costs		(587,488)	(569,831)	(595,535)

	￦	1,995,425	1,914,457	2,818,546